Share-based Compensation - Significant Inputs to Model to Determine Weighted Average Fair Value of Stock-options Granted (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Abstract]
Weighted average volatility period	10 years	10 years
Weighted average risk free period	10 years	10 years